Submission	Nov. 26, 2024
Submission [Line Items]
Central Index Key	0001550913
Registrant Name	MacKenzie Realty Capital, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES